Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Leases [Line Items]
Short-term lease costs	$ 51	$ 27
Operating lease, payments	$ 272	$ 263
Weighted average remaining lease term	3 years
Weighted average discount rate	4.60%
Minimum [Member]
Operating Leases [Line Items]
Remaining lease terms	1 month 2 days
Maximum [Member]
Operating Leases [Line Items]
Remaining lease terms	8 years 3 months